Capital Structure (Tables)	12 Months Ended
Dec. 31, 2017
Category of Capital Stock Issued
The Company is authorized to issue three types of capital stock, as outlined in the table below:

	Authorized, issued, and outstanding	Par value, per share	Redemption rights	Voluntary or involuntary liquidation rights
Common stock	40,000,000	$1.00	None	None
	20,000,001
	20,000,001

Preferred stock:
Class A	200,000,000	$1.00	Designated by Board for each series issued	Designated by Board for each series issued
	18,903,484
	18,903,484

Class A, Series A	8,909,195	$1.00	$35.02 per share plus an amount to yield a compounded annual return of 6%, after actual dividends paid	$35.02 per share plus an amount to yield a compounded annual return of 6%, after actual dividends paid
	8,909,195
	8,909,195

Class A, Series B	10,000,000	$1.00	$35.02 per share plus an amount to yield a compounded annual return of 6%, after actual dividends paid	$35.02 per share plus an amount to yield a compounded annual return of 6%, after actual dividends paid
	9,994,289
	9,994,289

Class B	400,000,000	$1.00	Designated by Board for each series issued	Designated by Board for each series issued
	400,000,000
	400,000,000